TAXATION - Summary of Reconciliation of Income Tax at Statutory Corporate Income Tax Rate (Detail 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Loss before income tax and share of results of equity investees	$ (953,880)	$ (548,509)	$ (196,886)
Tax expense computed at tax rate of 17%	(162,160)	(93,247)	(33,471)
Changes in valuation allowance	197,257	91,017	38,025
Non-deductible expenses	1,797	2,211	1,699
Preferential tax rate	(6,139)	(3,072)	(439)
Withholding tax expense	15,936	12,595	8,451
Foreign earnings at different tax rates	(38,099)	4,104	(4,284)
Others	(4,504)	(2,863)	(1,435)
Income tax expense	$ 4,088	$ 10,745	$ 8,546